Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required, ratio		120.00%
Mizuho Financial Group, Inc. | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 5,883,000	¥ 5,676,000
Actual		9,259,000	8,315,000
Required, amount	[1]	6,973,000	6,733,000
Actual		¥ 10,801,000	¥ 9,803,000
Required, ratio	[1]	9.59%	9.56%
Actual		14.85%	13.91%
Required, amount	[1]	¥ 8,428,000	¥ 8,142,000
Actual		¥ 12,314,000	¥ 11,306,000
Required, ratio	[1]	11.59%	11.56%
Actual		16.93%	16.05%
Required, amount	[2],[3]	¥ 8,028,000	¥ 7,680,000
Actual	[2]	¥ 10,801,000	¥ 9,803,000
Common Equity Tier 1 capital:
Required, ratio	[1]	8.09%	8.06%
Actual		12.73%	11.80%
Leverage Ratio:
Required, ratio	[2],[3]	3.50%	3.50%
Actual	[2]	4.70%	4.46%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,968,000	¥ 2,941,000
Actual		7,431,000	6,873,000
Required, amount		3,957,000	3,922,000
Actual		¥ 8,973,000	¥ 8,356,000
Required, ratio		6.00%	6.00%
Actual		13.60%	12.78%
Required, amount		¥ 5,276,000	¥ 5,229,000
Actual		¥ 10,400,000	¥ 9,769,000
Required, ratio		8.00%	8.00%
Actual		15.76%	14.94%
Required, amount	[2]	¥ 6,382,000	¥ 6,216,000
Actual	[2]	¥ 8,973,000	¥ 8,356,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		11.26%	10.51%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	4.21%	4.03%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,716,000	¥ 2,751,000
Actual		6,273,000	5,981,000
Required, amount		3,621,000	3,668,000
Actual		¥ 7,805,000	¥ 7,450,000
Required, ratio		6.00%	6.00%
Actual		12.93%	12.18%
Required, amount		¥ 4,828,000	¥ 4,891,000
Actual		¥ 9,185,000	¥ 8,853,000
Required, ratio		8.00%	8.00%
Actual		15.21%	14.48%
Required, amount	[2]	¥ 5,867,000	¥ 5,767,000
Actual	[2]	¥ 7,805,000	¥ 7,450,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		10.39%	9.78%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	3.99%	3.87%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 74,000	¥ 77,000
Actual		476,000	444,000
Required, amount		98,000	102,000
Actual		¥ 476,000	¥ 444,000
Required, ratio		6.00%	6.00%
Actual		28.98%	25.94%
Required, amount		¥ 131,000	¥ 137,000
Actual		¥ 476,000	¥ 444,000
Required, ratio		8.00%	8.00%
Actual		28.99%	25.95%
Required, amount	[2]	¥ 123,000	¥ 125,000
Actual	[2]	¥ 476,000	¥ 444,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		28.98%	25.94%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	11.62%	10.61%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 70,000	¥ 76,000
Actual		446,000	425,000
Required, amount		93,000	101,000
Actual		¥ 446,000	¥ 425,000
Required, ratio		6.00%	6.00%
Actual		28.60%	25.10%
Required, amount		¥ 124,000	¥ 135,000
Actual		¥ 446,000	¥ 425,000
Required, ratio		8.00%	8.00%
Actual		28.60%	25.11%
Required, amount	[2]	¥ 118,000	¥ 122,000
Actual	[2]	¥ 446,000	¥ 425,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		28.60%	25.10%
Leverage Ratio:
Required, ratio	[2]	3.00%	3.00%
Actual	[2]	11.31%	10.44%

[1]	The required ratios disclosed above, at March 31, 2023 and 2024, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and 0.09%, respectively, and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2023 and 2024 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios disclosed above, at March 31, 2023 and 2024, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.